Share-Based Compensation - Schedule of Activity of the Service-Based RSUs (Details) - RSUs [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Activity of the Service-Based RSUs [Line Items]
Number of restricted shares, Unvested beginning balance	50,000
Weighted average grant-date fair value, Unvested beginning balance
Number of restricted shares, Granted		716,704
Weighted average grant-date fair value, Granted		$ 6,522
Number of restricted shares, Vested	(50,000)	(666,704)
Weighted average grant-date fair value, Vested
Number of restricted shares, Forfeited
Weighted average grant-date fair value, Forfeited
Number of restricted shares, Unvested ending balance		50,000
Weighted average grant-date fair value, Unvested ending balance